T. ROWE PRICE Summit Municipal Income Fund
July 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.4%
ALABAMA 1.8%
Alabama Corrections Institution Fin. Auth., 5.25%, 7/1/47  5,000 5,432
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  3,305 3,252
Black Belt Energy Gas Dist., Series A-1, VRDN, 4.00%, 10/1/49
(Tender 10/1/26)  4,295 4,269
Black Belt Energy Gas Dist., Series B, VRDN, 4.00%, 10/1/52
(Tender 12/1/26)  2,945 2,915
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  7,775 8,162
Black Belt Energy Gas Dist., Series D-1, VRDN, 4.00%, 7/1/52
(Tender 6/1/27)  3,810 3,795
Southeast Alabama Gas Supply Dist., Series A, VRDN, 4.00%,
6/1/49 (Tender 6/1/24)  8,000 7,981
Southeast Energy Auth., A Cooperative Dist., Series B-1, VRDN,
5.00%, 5/1/53 (Tender 8/1/28)  3,910 4,034
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44 (1) 3,765 3,399
43,239
ARIZONA 1.6%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 4.517%, 1/1/37  530 489
Chandler IDA, VRDN, 5.00%, 6/1/49 (Tender 6/3/24) (2) 8,200 8,241
Chandler IDA, Series 2, VRDN, 5.00%, 9/1/52 (Tender 9/1/27) (2) 6,625 6,809
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series 2018,
5.00%, 7/1/37 (2) 1,760 1,836
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series 2018,
5.00%, 7/1/38 (2) 1,760 1,829
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/47 (2) 2,115 2,152
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series B,
5.00%, 7/1/49 (2) 7,415 7,645
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%, 7/1/54  940 933
Phoenix IDA, Downtown Phoenix Student Housing, VRDN, 3.875%,
12/1/35 (Tender 11/1/23) (2) 4,000 4,000
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/42  2,290 2,310
Tempe IDA, Friendship Village, 5.00%, 12/1/50  775 640
Tempe IDA, Friendship Village, 5.00%, 12/1/54  885 717
37,601
ARKANSAS 0.4%
Arkansas DFA, Baptist Health, 5.00%, 12/1/47  3,525 3,653
Arkansas DFA, Green Bond, Series A, 6.875%, 7/1/48 (1)(2) 2,500 2,584
Arkansas DFA, Green Bond, Series B, 12.00%, 7/1/48 (1) 2,500 2,589

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/24  565 568
9,394
CALIFORNIA 11.8%
Bay Area Toll Auth., Series B, FRN, 100% of MUNIPSA + 0.28%,
4.26%, 4/1/56 (Tender 4/1/24)  2,115 2,108
California, GO, 4.00%, 11/1/37  2,210 2,288
California, GO, 5.00%, 4/1/35  2,575 2,846
California, GO, 5.00%, 12/1/35  2,115 2,424
California, GO, 5.00%, 12/1/36  3,175 3,603
California, GO, 5.00%, 4/1/42  2,145 2,289
California, GO, 5.25%, 10/1/45  6,000 6,874
California, Series CU, GO, 5.50%, 12/1/52  4,010 4,482
California Community Choice Fin. Auth., VRDN, 4.00%, 10/1/52
(Tender 12/1/27)  5,000 4,987
California Community Choice Fin. Auth., Green Bond, Series A-1,
VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  1,800 1,878
California Community Housing Agency, Junior Bonds Street Flats,
Series A-2, 4.00%, 8/1/50 (1) 2,960 2,142
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51 (3) 4,575 3,511
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  600 628
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32  130 136
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/33  1,150 1,205
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/37  2,120 2,114
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/38  850 837
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,060 1,135
California HFFA, Sutter Health, Series A, 5.00%, 11/15/41
(Prerefunded 11/15/25) (4) 3,000 3,138
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  536 536
California Housing Fin., Series 2023-1, Class A, 4.375%, 9/20/36  3,871 3,848
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/41  5,875 5,996
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/43  9,000 9,060
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/44  5,000 5,019
California Infrastructure & Economic Dev. Bank, Green Bonds,
Series 2019, 5.00%, 8/1/44  4,865 5,232
California Infrastructure & Economic Dev. Bank, Green Bonds,
Series 2019, 5.00%, 8/1/49  2,305 2,463
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/39  495 500
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/49  1,355 1,367

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Community Health System,
Series A, 4.00%, 2/1/51  1,445 1,325
California Municipal Fin. Auth., LINXS APM Project, 5.00%,
12/31/36 (2) 2,855 2,964
California Municipal Fin. Auth., LINXS APM Project, Series A,
4.00%, 12/31/47 (2) 3,000 2,695
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (2) 10,015 10,241
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47 (2) 535 543
California Municipal Fin. Auth., Palomar Health, Series A, COP,
5.25%, 11/1/52 (5) 1,775 1,893
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  2,710 2,895
California Pollution Control Fin. Auth., VRDN, PCR, 4.10%,
11/1/42 (Tender 10/16/23) (1)(2) 3,000 2,999
California Public Works Board, Series B, 5.00%, 10/1/34  3,595 3,664
California School Fin. Auth., Aspire Public School, 5.00%,
8/1/41 (1) 1,130 1,133
California School Fin. Auth., Aspire Public School, 5.00%, 8/1/41
(Prerefunded 8/1/25) (1)(4) 100 104
California State Univ., Series C, 4.00%, 11/1/45  1,800 1,798
California Statewide CDA, CHF-Irvine, Univ. of California Student
Housing Irvine East Campus Apartments, Series A, 5.00%,
5/15/47  2,820 2,850
California Statewide CDA, Huntington Memorial Hosp., Series B,
5.00%, 7/1/28 (Prerefunded 7/1/24) (4) 2,050 2,085
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  2,600 2,627
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (1) 600 588
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (1) 1,390 1,390
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (1) 1,630 1,631
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  400 404
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  985 885
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,005 841
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/44  1,150 1,178
California, Various Purpose, GO, 5.00%, 8/1/30  3,100 3,450
California, Various Purpose, GO, 5.00%, 9/1/31  3,525 3,529
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (5) 3,660 3,038

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
CMFA Special Fin. Agency VII, The Breakwater Apartments,
Series A-2, 4.00%, 8/1/47 (1) 2,305 1,909
CMFA Special Fin. Agency, Solana At Grand, Series A-2, 4.00%,
8/1/45 (1) 970 783
CSCDA Community Improvement Auth., Altana Glendale,
Series A-2, 4.00%, 10/1/56 (1) 7,790 5,672
CSCDA Community Improvement Auth., City of Orange, Series B,
4.00%, 3/1/57 (1) 3,385 2,378
CSCDA Community Improvement Auth., Renaissance at City
Center, Series A, 5.00%, 7/1/51 (1) 680 634
CSCDA Community Improvement Auth., The Link Glendale,
Series A-2, 4.00%, 7/1/56 (1) 2,826 1,976
Downey Unified School Dist., Series A, GO, 4.00%, 8/1/52  7,000 6,850
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/34 (Prerefunded 6/1/25) (4) 3,525 3,658
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/35 (Prerefunded 6/1/25) (4) 2,080 2,158
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%, 9/1/37  2,915 2,939
Irvine Fac. Fin. Auth., Series A, 4.00%, 9/1/58 (3) 7,650 7,424
Irvine Fac. Fin. Auth., Series A, 5.25%, 9/1/53 (3) 7,995 8,965
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series D, 5.00%, 3/1/57  1,835 1,852
Lodi Unified School Dist., Series 2021, GO, 3.00%, 8/1/46  5,900 4,619
Los Angeles County Public Works Fin. Auth., Series A, 5.00%,
12/1/33  1,980 2,021
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/38  1,480 1,510
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/40  2,625 2,652
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/43  1,605 1,602
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/41 (2) 6,400 6,529
Los Angeles Dept. of Airports, Series F, 5.00%, 5/15/44 (2) 4,580 4,752
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47 (2) 5,475 5,212
Los Angeles Dept. of Airports, Private Activity, Series A, 4.00%,
5/15/41 (2) 2,000 1,964
Los Angeles Dept. of Water & Power, System Revenue, Series D,
5.00%, 7/1/52  2,405 2,633
Metropolitan Water Dist. of Southern California, Series C, FRN,
100% of MUNIPSA + 0.14%, 4.12%, 7/1/47 (Tender 5/21/24)  705 704
Metropolitan Water Dist. of Southern California, Series D, FRN,
100% of MUNIPSA + 0.14%, 4.12%, 7/1/37 (Tender 5/21/24)  3,525 3,522
Metropolitan Water Dist. of Southern California, Series E, FRN,
100% of MUNIPSA + 0.14%, 4.12%, 7/1/37 (Tender 5/21/24)  2,395 2,396
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/30 (5) 705 720
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/31 (5) 1,975 2,016

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/32 (5) 1,845 1,883
Regents of the Univ. of California Medical Center Pooled Revenue,
Series P, 3.50%, 5/15/54  6,000 5,335
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/37  1,335 1,348
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/46  2,140 2,047
Sacramento, 4.00%, 9/1/41  705 646
Sacramento, 4.00%, 9/1/46  1,830 1,608
Sacramento County Airport, Series C, 5.00%, 7/1/37 (2) 1,410 1,475
Sacramento, Railyards Community Fac. Dist. No. 201, Special Tax,
5.25%, 9/1/42 (1) 1,090 1,107
Sacramento, Railyards Community Fac. Dist. No. 201, Special Tax,
5.25%, 9/1/47 (1) 2,455 2,472
Sacramento, Railyards Community Fac. Dist. No. 201, Special Tax,
5.375%, 9/1/52 (1) 1,655 1,670
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/38 (2) 4,405 4,672
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/44 (2) 7,060 7,309
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/30  1,090 1,134
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/33  795 826
Univ. of California Regents, Series M, 5.00%, 5/15/47  3,525 3,735
Univ. of California Regents, Series O, 5.50%, 5/15/58  10,575 11,450
278,163
COLORADO 3.1%
Colorado, COP, 6.00%, 12/15/39  2,375 2,851
Colorado, COP, 6.00%, 12/15/40  9,325 11,145
Colorado, COP, 6.00%, 12/15/41  11,375 13,527
Colorado, Series A, COP, 4.00%, 12/15/36  1,625 1,672
Colorado, Series A, COP, 4.00%, 12/15/38  1,620 1,642
Colorado HFA, Adventist Health System Sunbelt, Series A, 5.00%,
11/15/41  3,525 3,653
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/44  7,050 7,236
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (1) 1,285 878
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (1) 440 297
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  4,720 4,713
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  2,390 2,368
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  2,975 2,923

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  1,340 1,312
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.25%, 12/1/48  925 886
Denver City & County Airport, Series A, 5.25%, 12/1/48 (2) 9,870 10,299
Denver City & County Airport, Series B, 5.00%, 11/15/43  885 887
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  500 498
Mirabelle Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/49  1,250 1,114
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  1,100 1,006
Regional Transportation Dist., Fastracks Project, Series A, 5.00%,
11/1/46  3,525 3,646
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38  650 606
73,159
CONNECTICUT 0.9%
Connecticut, Series B, GO, 3.00%, 1/15/42 (3) 6,200 5,292
Connecticut, Series C, GO, 5.00%, 6/15/32  350 411
Connecticut, Series C, GO, 5.00%, 6/15/33  225 263
Connecticut, Series C, GO, 5.00%, 6/15/34  250 292
Connecticut, Series C, GO, 5.00%, 6/15/35  225 260
Connecticut, Series C, GO, 5.00%, 6/15/36  210 240
Connecticut, Series C, GO, 5.00%, 6/15/37  50 57
Connecticut, Series C, GO, 5.00%, 6/15/38  225 253
Connecticut, Series C, GO, 5.00%, 6/15/40  700 772
Connecticut, Series D, GO, 5.00%, 9/15/32  225 265
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/39  1,750 1,477
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/44  1,065 845
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/49  705 534
Connecticut Housing Fin. Auth., Series B, 5.75%, 11/15/53 (6) 3,425 3,680
Connecticut Special Tax Obligation, Transit Infrastructure,
Series A, 5.00%, 5/1/32  1,585 1,799
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 1/1/33  4,440 4,822
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00% Cash
and 2.05% PIK)  (7)(8)(9) 1,235 275
21,537
DELAWARE 0.8%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  4,230 3,981
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  1,745 1,781
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  3,385 3,431
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  4,760 4,972
Delaware Transportation Auth., Garvee, 5.00%, 9/1/33  885 1,006
Delaware Transportation Auth., Garvee, 5.00%, 9/1/34  1,410 1,598

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Delaware Transportation Auth., Garvee, 5.00%, 9/1/35  1,410 1,589
18,358
DISTRICT OF COLUMBIA 2.9%
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  5,640 1,315
District of Columbia Water & Sewer Auth., Series A, 5.00%,
10/1/48 (Prerefunded 10/1/23) (4) 3,800 3,810
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  1,290 1,251
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  360 333
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  495 435
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  935 770
District of Columbia, KIPP Project, 4.00%, 7/1/39  2,430 2,214
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/43 (2) 7,525 7,737
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/48 (2) 9,120 9,316
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/46 (2) 2,820 2,954
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  7,250 7,554
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  1,515 1,710
Washington Metropolitan Area Transit Auth., Series A, 4.125%,
7/15/47  8,455 8,380
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/38  1,760 1,945
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/39  3,875 4,267
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  5,200 5,917
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 4.00%, 7/15/46  7,500 7,369
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 5.00%, 7/15/41  1,760 1,943
69,220
FLORIDA 7.6%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34  1,835 1,416
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series A,
5.00%, 12/1/44  3,970 3,970
Brevard County HFA, Health First, 5.00%, 4/1/39  2,115 2,129

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/30  520 543
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/32  400 416
Central Florida Expressway Auth., 5.00%, 7/1/42  3,685 3,854
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34  1,270 1,319
Collier County Water-Sewer Dist., 4.00%, 7/1/40  5,890 5,936
Collier County Water-Sewer Dist., 4.00%, 7/1/44  3,525 3,495
Duval County Public Schools, Series A, COP, 5.00%, 7/1/34 (5) 2,700 3,027
Everest GMR Community Development Dist., 6.20%, 5/1/54  2,500 2,507
Florida Dev. Fin., Waste Disposal Revenue Bonds, VRDN, 6.125%,
7/1/32 (Tender 7/1/26) (1)(2) 3,250 3,271
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
4.50%, 6/1/33 (1) 1,410 1,364
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
4.75%, 6/1/38 (1) 1,515 1,411
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
5.00%, 6/1/48 (1) 2,975 2,671
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/32 (2) 705 741
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/44 (2) 8,700 9,021
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/47 (2) 10,575 10,771
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/49 (2) 2,350 2,426
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/52 (2) 1,060 1,076
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/30 (2) 580 621
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/31 (2) 600 641
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/46 (2) 3,525 3,587
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (1) 1,960 1,724
JEA Electric System, Series 3A, 4.00%, 10/1/37  3,525 3,521
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
5.375%, 5/1/47  980 991
Lee County Florida Airport Revenue, Series A, 5.00%, 10/1/27 (2) 3,525 3,705
Lee Memorial Health System, Series A-1, 5.00%, 4/1/39  970 1,016
Lee Memorial Health System, Series A-1, 5.00%, 4/1/44  5,130 5,314
Martin County HFA, Martin Memorial Medical Center, 5.00%,
11/15/45 (Prerefunded 11/15/24) (4) 2,645 2,695
Miami-Dade County Aviation Revenue, Series A, 5.00%,
10/1/34 (2) 4,470 4,501
Miami-Dade County Aviation Revenue, Series A, 5.00%,
10/1/49 (2) 10,700 10,986
Miami-Dade County EFA, Series A, 5.00%, 4/1/53  7,050 7,283
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/40  8,020 8,156
Miami-Dade County Seaport Dept., Series A, 5.25%, 10/1/52 (2) 3,015 3,163

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Miami-Dade County Seaport Dept., Series A-1, 4.00%, 10/1/45 (2)
(5) 4,300 4,031
Orange County HFA, Orlando Health, Series A, 5.00%, 10/1/39  4,480 4,634
Orange County HFA, Orlando Health Obligated Group, 4.00%,
10/1/52  11,040 10,288
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  1,815 1,730
Palm Beach County HFA, Baptist Health, 4.00%, 8/15/49  9,290 8,790
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.25%,
6/1/56  2,105 1,521
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  7,050 7,307
South Miami HFA, Baptist Health South Florida, Series 2017,
4.00%, 8/15/47  7,000 6,683
Tampa-Hillsborough County Expressway Auth., 5.00%, 7/1/47  10,575 10,894
Village Community Dev. Dist. No. 14, 5.375%, 5/1/42  1,060 1,093
Village Community Dev. Dist. No. 14, 5.50%, 5/1/53  2,675 2,752
178,991
GEORGIA 6.4%
Atlanta Airport, Series B, 5.00%, 1/1/33  1,760 1,772
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35 (8)(9) 835 376
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40 (8)(9) 3,405 1,532
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/40  1,605 1,640
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/44  7,755 7,894
Atlanta, Social Bond, Series A-1, GO, 5.00%, 12/1/41  8,920 10,036
Burke County Dev. Auth., PCR, Georgia Power Plant Vogtle
Project, Series 2018, VRDN, 5.05%, 11/1/52  7,400 7,400
Fulton County Dev. Auth., WellStar Health, Series A, 4.00%, 4/1/50  2,080 1,943
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/37  935 971
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/42  3,465 3,556
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/47  1,000 1,021
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  1,850 1,908
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  2,590 2,723
Gainesville & Hall County CDA, Active Retirement Communities,
5.00%, 11/15/33  1,410 1,424
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 4.00%, 2/15/46  4,000 3,757
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 4.00%, 2/15/51  3,500 3,209
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.25%, 8/15/49 (Prerefunded 2/15/25) (4) 7,755 7,989

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
George L Smith II Congress Center Auth., 4.00%, 1/1/36  1,130 1,079
George L Smith II Congress Center Auth., 4.00%, 1/1/54  11,550 9,769
George L Smith II Congress Center Auth., 5.00%, 1/1/54 (1) 2,690 2,257
Georgia Ports Auth., 5.00%, 7/1/47  5,840 6,424
Georgia Ports Auth., 5.25%, 7/1/52  7,600 8,446
Georgia Private Colleges & Univ. Auth., Emory Univ., Series B,
4.00%, 9/1/40  5,375 5,448
Georgia Private Colleges & Univ. Auth., Emory Univ., Series B,
5.00%, 10/1/38  2,060 2,135
Georgia State Road & Tollway Auth., Series A, 3.00%, 7/15/49  4,810 3,783
Griffin-Spalding County Hosp. Auth., WellStar Health, Series A,
RAC, 5.00%, 4/1/37  1,060 1,101
Main Street Natural Gas, Series A, 5.00%, 5/15/31  2,820 2,908
Main Street Natural Gas, Series A, 5.00%, 5/15/32  1,760 1,813
Main Street Natural Gas, Series A, VRDN, 4.00%, 4/1/48 (Tender
9/1/23)  3,000 3,001
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  8,535 8,501
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52 (Tender
6/1/29)  4,400 4,546
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53 (Tender
9/1/30)  1,800 1,892
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  1,975 1,978
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  4,510 4,515
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  11,180 11,121
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/26  480 496
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/27  905 951
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/28  250 266
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 1/1/49  3,555 3,602
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/26  2,555 2,640
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/27  1,435 1,503
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/28  1,515 1,614
150,940
GUAM 0.0%
Guam Business Privilege Tax, Series F, 4.00%, 1/1/42  1,330 1,176
1,176

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
HAWAII 0.2%
Hawaii Airports System, Series A, 5.00%, 7/1/43 (2) 4,230 4,344
4,344
IDAHO 0.4%
Idaho HFA, Series A, 5.25%, 8/15/48  3,100 3,478
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/39  4,465 4,488
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51 (1) 2,890 2,244
10,210
ILLINOIS 4.1%
Chicago, Series A, GO, 5.50%, 1/1/49  2,150 2,246
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/24 (5) 705 714
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/33 (2) 2,540 2,545
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/34 (2) 1,695 1,699
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (2) 3,525 3,558
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/48 (2) 2,115 2,168
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/28  1,525 1,548
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/46 (2) 4,275 4,279
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47  2,625 2,693
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 4.50%,
1/1/48 (2) 5,700 5,635
Chicago, Chicago Works, Series A, GO, 5.50%, 1/1/40  1,500 1,636
Chicago, Chicago Works, Series A, GO, 5.50%, 1/1/43  1,125 1,196
Chicago, Wastewater Transmission, Series C, 5.00%, 1/1/31  985 1,001
Cook County Sales Tax Revenue, Series A, 5.25%, 11/15/45  2,850 3,059
Illinois, GO, 5.50%, 5/1/25  960 992
Illinois, GO, 5.50%, 5/1/26  1,150 1,212
Illinois, Series A, GO, 5.00%, 3/1/24  330 333
Illinois, Series A, GO, 5.00%, 3/1/25  885 904
Illinois, Series A, GO, 5.00%, 10/1/25  565 582
Illinois, Series A, GO, 5.00%, 10/1/31  705 758
Illinois, Series A, GO, 5.00%, 3/1/33  1,400 1,571
Illinois, Series A, GO, 5.00%, 3/1/35  1,900 2,073
Illinois, Series A, GO, 5.50%, 3/1/42  1,700 1,872
Illinois, Series A, GO, 5.50%, 3/1/47  2,575 2,804
Illinois, Series B, GO, 4.00%, 11/1/33  3,525 3,589
Illinois, Series B, GO, 5.00%, 3/1/24  440 443
Illinois, Series B, GO, 5.00%, 10/1/31  1,060 1,140
Illinois, Series B, GO, 5.00%, 10/1/32  845 907
Illinois, Series B, GO, 5.50%, 5/1/47  1,225 1,335
Illinois, Series C, GO, 5.00%, 11/1/29  6,700 7,127
Illinois, Series D, GO, 5.00%, 11/1/24  3,555 3,616
Illinois, Series D, GO, 5.00%, 11/1/26  3,590 3,766
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/34  305 322
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/36  450 472

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/41  1,310 1,353
Illinois Fin. Auth., Depaul College, 5.625%, 8/1/53 (1) 1,100 1,112
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series C,
VRDN, 4.43%, 7/15/55  2,600 2,600
Illinois State Toll Highway Auth., Series A, 5.25%, 1/1/45  6,875 7,571
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
12/15/42  1,920 1,855
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
6/15/52  1,840 1,676
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  3,365 3,414
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/36  1,180 692
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,150 537
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (10) 1,410 1,723
Regional Transportation Auth., Series B, 5.50%, 6/1/27 (10) 3,240 3,430
95,758
INDIANA 0.6%
Indiana Fin. Auth., Depauw University Project, Series A, 5.50%,
7/1/52  6,000 6,249
Indiana Fin. Auth., Republic Services, Series A, VRDN, 4.05%,
5/1/34 (Tender 9/1/23) (2) 2,175 2,175
Indiana Fin. Auth., Student Housing Project, Series A, 5.00%,
6/1/43  855 874
Valparaiso, Pratt Paper, 6.75%, 1/1/34 (2) 1,410 1,427
Valparaiso, Pratt Paper, 7.00%, 1/1/44 (2) 400 405
Whiting, BP Products, VRDN, 5.00%, 12/1/44 (Tender 6/5/26) (2) 3,825 3,931
15,061
IOWA 0.2%
Iowa Fin. Auth., Unity Point Health, Series F, VRDN, 4.45%, 7/1/41  3,800 3,800
3,800
KANSAS 0.4%
Overland Park Sales Tax Revenue, Bluhawk Star Bond, Series A,
6.50%, 11/15/42 (1) 4,050 4,143
Univ. of Kansas Hosp. Auth., Series A, 5.00%, 9/1/48  4,230 4,423
8,566
KENTUCKY 1.0%
Ashland, Ashland Medical Center, 4.00%, 2/1/33  415 411
Ashland, Ashland Medical Center, 4.00%, 2/1/35  335 332
Ashland, Ashland Medical Center, 4.00%, 2/1/38  455 420
Ashland, Ashland Medical Center, 5.00%, 2/1/32  230 242
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  940 948

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  580 576
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  2,380 2,336
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  1,570 1,605
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  3,405 3,426
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  5,125 5,076
Kentucky Public Energy Auth., Gas Supply, Series B, VRDN,
4.00%, 1/1/49 (Tender 1/1/25)  8,810 8,808
24,180
LOUISIANA 1.1%
New Orleans Aviation Board, General Airport, Series D-2, 5.00%,
1/1/38 (2) 885 906
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  1,315 1,354
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/48  2,995 3,071
New Orleans Aviation Board, General Airport North Terminal
Project, Series B, 5.00%, 1/1/34 (2) 2,820 2,858
New Orleans Aviation Board, General Airport North Terminal
Project, Series B, 5.00%, 1/1/48 (2) 1,620 1,636
New Orleans Sewerage Service, 5.00%, 6/1/40 (Prerefunded
6/1/25) (4) 1,060 1,096
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25) (4) 950 982
New Orleans Water System, 5.00%, 12/1/45 (Prerefunded
12/1/25) (4) 3,875 4,035
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (1) 2,820 2,884
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%, 6/1/37
(Tender 7/1/26)  4,400 4,371
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  440 432
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,060 1,000
Saint John the Baptist Parish, Marathon Oil, Series B-1, VRDN,
2.125%, 6/1/37 (Tender 7/1/24)  705 692
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  705 669
25,986
MARYLAND 4.7%
Anne County Arundel, GO, 5.00%, 10/1/46  4,415 4,954
Baltimore City, Convention Center Hotel, 5.00%, 9/1/36  2,080 2,052

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,575 1,438
Baltimore City, Wastewater, Series C, 5.00%, 7/1/33  2,245 2,293
Baltimore City, Water, 5.00%, 7/1/31  1,520 1,555
Baltimore City, Water, Series B, 5.00%, 7/1/28 (Prerefunded
1/1/24) (4) 1,060 1,067
Baltimore City, Water, Series B, 5.00%, 7/1/30 (Prerefunded
1/1/24) (4) 1,610 1,621
Frederick County, Public Facilities Project, Series A, GO, 2.00%,
10/1/40  9,515 6,885
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  310 307
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  210 204
Maryland CDA, Series A, 4.50%, 9/1/48  1,760 1,765
Maryland DOT, Series B, 4.00%, 8/1/37 (2) 1,485 1,471
Maryland DOT, Series B, 4.00%, 8/1/38 (2) 1,370 1,351
Maryland DOT, Series B, 5.00%, 8/1/36 (2) 705 760
Maryland DOT, Series B, 5.00%, 8/1/46 (2) 4,155 4,347
Maryland Economic Dev., Series A, 5.00%, 11/12/28 (2) 3,700 3,802
Maryland Economic Dev., Series B, 5.25%, 6/30/52 (2) 2,000 2,049
Maryland Economic Dev., Series B, 5.25%, 6/30/55 (2) 10,515 10,755
Maryland Economic Dev., Annapolis Mobility & Resilience Project,
5.00%, 12/31/42  2,270 2,349
Maryland Economic Dev., Port Covington Project, 4.00%, 9/1/50  810 679
Maryland HHEFA, 5.00%, 7/1/39 (Prerefunded 7/1/24) (4) 3,525 3,578
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  1,020 1,058
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  4,375 4,451
Maryland HHEFA, MedStar Health, 5.00%, 8/15/33  3,175 3,250
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  4,615 4,725
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27  2,155 2,199
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  1,315 1,329
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  1,410 1,271
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  2,090 1,831
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  1,295 1,114
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24) (4) 1,760 1,788
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  2,820 3,043
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/42  4,080 4,287
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  1,760 2,006
Maryland Transportation Auth., 4.00%, 7/1/50  1,445 1,398
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/33 (2) 2,290 2,299

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Montgomery County Housing Opportunities Commission, Green
Bond, Series A, VRDN, 4.53%, 1/1/63  1,350 1,350
Montgomery County, Consolidated Public Improvement Project,
Series A, GO, 2.00%, 8/1/41  6,500 4,570
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  1,760 1,523
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  210 199
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,410 1,151
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  2,115 1,586
Washington Suburban Sanitary Commission, 2.25%, 6/1/39  11,200 8,748
110,458
MASSACHUSETTS 0.3%
Massachusetts DFA, NewBridge Charles, 5.00%, 10/1/57 (1) 1,130 984
Massachusetts DOT, Series A, 5.00%, 1/1/32  5,535 6,129
7,113
MICHIGAN 2.6%
Detroit, GO, 5.00%, 4/1/27  565 582
Detroit, GO, 5.50%, 4/1/32  415 447
Detroit, GO, 5.50%, 4/1/34  235 253
Detroit, GO, 5.50%, 4/1/36  305 325
Detroit, GO, 5.50%, 4/1/38  690 729
Detroit, GO, 5.50%, 4/1/40  475 499
Detroit, GO, 5.50%, 4/1/45  355 369
Detroit, GO, 5.50%, 4/1/50  705 729
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/43 (5) 1,480 1,485
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/48 (5) 1,620 1,625
Great Lakes Water Auth., Sewage Disposal, Series A, 5.25%,
7/1/47  7,900 8,600
Great Lakes Water Auth., Sewage Disposal, Series C, 5.00%,
7/1/36  2,325 2,425
Great Lakes Water Auth., Water Supply, Series A, 5.25%, 7/1/47  5,885 6,407
Great Lakes Water Auth., Water Supply, Series B, 5.00%, 7/1/46  7,670 7,847
Kentwood Economic Dev., Holland Home Obligated Group, 4.00%,
11/15/31  635 580
Kentwood Economic Dev., Holland Home Obligated Group, 4.00%,
11/15/43  885 679
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series D-2, 5.00%, 7/1/34  1,585 1,621
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/34  2,275 2,369
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/37  2,470 2,543
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/35  1,640 1,673
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/37  980 1,039

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/38  1,410 1,482
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/39  6,175 6,464
Michigan Fin. Auth., McLaren Health Care, Series B, 5.00%,
5/15/35  3,525 3,606
Wayne County, Series C, 5.00%, 12/1/37 (1)(2)(5) 7,050 7,303
61,681
MISSOURI 0.7%
Kansas City IDA, Kansas City Int'l. Airport, Series A, 5.00%,
3/1/57 (2)(5) 5,885 6,047
Missouri Joint Municipal Electric Utility Commission, IATAN 2,
Series A, 5.00%, 1/1/33  1,410 1,416
Missouri Joint Municipal Electric Utility Commission, Plum Point,
Series A, 5.00%, 1/1/33  3,525 3,575
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  4,715 3,942
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  530 483
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  1,375 1,171
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  580 524
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  60 52
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  415 332
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  355 262
17,804
NEBRASKA 0.2%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  4,035 4,184
4,184
NEVADA 0.8%
Clark County Dept. of Aviation, Series B, 5.00%, 7/1/26 (2) 5,235 5,433
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/33  1,475 1,626
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  7,615 7,957
Las Vegas Redev. Agency, 5.00%, 6/15/40  2,265 2,306
Las Vegas Redev. Agency, 5.00%, 6/15/45  1,790 1,813
19,135
NEW HAMPSHIRE 0.5%
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34  3,763 3,685
National Fin. Auth., Series 2023-2, 3.875%, 1/20/38  2,746 2,558
New Hampshire Business Fin. Auth., Series A, 4.00%, 7/1/51  5,110 4,919
11,162
NEW JERSEY 5.7%
Essex County Improvement Auth., Series A, 4.00%, 8/1/46 (3) 845 817
Hudson County Improvement Auth., Hudson County Courthouse
Project, 4.00%, 10/1/33  1,410 1,494

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Continental Airlines, 5.125%,
9/15/23 (2) 100 100
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30 (2) 1,760 1,785
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/39  1,190 1,076
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/31 (2)(5) 705 709
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (2) 1,265 1,271
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
7/1/42 (2)(5) 775 777
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (2) 2,115 2,120
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52 (2) 1,435 1,439
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59 (2) 705 723
New Jersey Economic Dev. Auth., Middlesex Water, Series A,
5.00%, 10/1/23  1,730 1,734
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/37 (2) 4,775 4,905
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47 (2) 4,085 4,118
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/38  705 697
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/44  1,585 1,541
New Jersey HCFFA, Barnabas Health, 3.00%, 7/1/51  10,100 7,640
New Jersey HCFFA, Barnabas Health, 4.00%, 7/1/45  3,750 3,658
New Jersey HCFFA, Barnabas Health, 4.00%, 7/1/51  2,000 1,909
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/44  2,365 2,385
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  1,410 1,453
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43  4,160 4,266
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40  2,470 2,514
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46  2,590 2,826
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/34  1,705 1,763
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/35  885 906
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/36  4,685 4,744
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/39  2,045 2,027

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/40  2,045 2,014
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  4,830 4,736
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/25  2,045 2,118
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  1,100 1,221
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36  1,230 1,358
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/37  935 1,024
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/31  2,045 2,144
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  12,675 13,406
New Jersey Transportation Trust Fund Auth., Transportation
System, Series BB, 4.00%, 6/15/46  2,850 2,755
New Jersey Transportation Trust Fund Auth., Transportation
System, Series BB, 4.00%, 6/15/50  2,305 2,180
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  9,275 9,283
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/51  6,300 6,160
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  5,050 5,651
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/25  5,975 6,166
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/26  4,910 5,153
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  7,115 7,381
134,147
NEW MEXICO 0.1%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series C, VRDN, PCR, 1.15%, 6/1/40 (Tender 6/1/24)  1,410 1,370
1,370
NEW YORK 8.8%
Brooklyn Arena Local Dev., Series A, 5.00%, 7/15/42  3,385 3,385
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (1)(2) 1,060 1,073
Dormitory Auth. of the State of New York, Series 2022A, 5.00%,
3/15/46  5,395 5,888
Dormitory Auth. of the State of New York, Series A, 3.00%, 7/1/48  3,800 2,911
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/35  5,150 5,441
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27 (1) 1,300 1,306
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 4.00%, 3/15/49  6,000 5,797

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/35  4,265 4,475
Dormitory Auth. of the State of New York, School Dist., Unrefunded
Balance, Series A, 5.00%, 10/1/25  40 40
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/37  1,840 1,902
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  525 457
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  6,690 1,740
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 0.00%, 1/1/55  680 587
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/34  935 949
Metropolitan Transportation Auth., Series 2012G-1, VRDN, 4.48%,
11/1/32  2,535 2,535
Metropolitan Transportation Auth., Series B, 5.25%, 11/15/26 (5) 2,820 3,008
Metropolitan Transportation Auth., Series D2A-1, FRN, 67% of
SOFR + 0.55%, 4.108%, 11/1/32 (Tender 4/1/24) (5) 1,180 1,181
Metropolitan Transportation Auth., Series D2B-2, FRN, 67% of
SOFR + 0.55%, 4.101%, 11/1/32 (Tender 4/1/24) (5) 3,755 3,757
Metropolitan Transportation Auth., Series E-1, VRDN, 4.48%,
11/15/50  6,195 6,195
Metropolitan Transportation Auth., Dedicated Tax Fund, Series A,
5.25%, 11/15/31  3,525 3,775
Metropolitan Transportation Auth., Green Bond, Series A-1, 5.00%,
11/15/49  7,230 7,491
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41 (1)(9) 965 917
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58 (9) 2,097 627
New York City, Series B-1, GO, 5.00%, 10/1/42  4,935 5,308
New York City, Series B-5, GO, VRDN, 4.48%, 10/1/46  4,500 4,500
New York City, Series D, GO, 5.00%, 12/1/42  3,525 3,769
New York City, Series D-1, GO, 5.50%, 5/1/44  1,175 1,342
New York City, Series D-1, GO, 5.50%, 5/1/46  1,750 1,989
New York City, Series F-1, GO, 4.00%, 3/1/40  1,430 1,439
New York City, Series I-4, GO, VRDN, 4.50%, 4/1/36  2,900 2,900
New York City, Series J, GO, 5.00%, 8/1/30  3,035 3,084
New York City Municipal Water Fin. Auth., Series AA-1, 5.25%,
6/15/52  2,750 3,060
New York City Municipal Water Fin. Auth., Series BB-2, VRDN,
4.48%, 6/15/53  7,805 7,805
New York City Municipal Water Fin. Auth., Series CC-2, 5.00%,
6/15/26  1,605 1,643
New York City Municipal Water Fin. Auth., Series DD, 4.125%,
6/15/46  6,250 6,236

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
4.00%, 11/1/36  355 368
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
4.00%, 11/1/37  1,060 1,083
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series A-1, 4.00%, 11/1/38  3,210 3,247
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series A-3, 4.00%, 5/1/44  1,915 1,888
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series B-1, 4.00%, 11/1/39  2,350 2,357
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series B-1, 5.00%, 8/1/38  3,525 3,785
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series C-1, 4.00%, 5/1/39  1,175 1,179
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series F-1, 5.25%, 2/1/40  3,500 4,036
New York City Water & Sewer System, Series 3A, VRDN, 4.50%,
6/15/43  1,750 1,750
New York Liberty Dev., 1 World Trade Center, 3.00%, 2/15/42  3,500 2,810
New York Liberty Dev., 1 World Trade Center, 4.00%, 2/15/43  1,030 1,006
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (1) 1,230 1,232
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (1) 2,470 2,473
New York Liberty Dev., Bank of America Tower at One Bryant Park,
Class 3, 2.80%, 9/15/69  2,010 1,823
New York State Housing Fin. Agency, Series L-2, 0.75%, 11/1/25  2,965 2,731
New York State Housing Fin. Agency, Series M-2, 0.75%, 11/1/25  1,760 1,626
New York State Thruway Auth., Series B, 4.00%, 1/1/38  13,930 13,981
New York State Thruway Auth., Green Bond, Series C, 5.00%,
3/15/53  5,290 5,762
New York State Urban Dev., Personal Income Tax, Series C,
5.00%, 3/15/47  3,525 3,797
New York Transportation Dev., 5.00%, 12/1/39 (2) 1,025 1,074
New York Transportation Dev., 5.00%, 12/1/40 (2) 675 704
New York Transportation Dev., 5.00%, 12/1/41 (2) 675 702
New York Transportation Dev., 5.00%, 12/1/42 (2) 675 699
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (2) 1,025 1,026
New York Transportation Dev., Delta Air Lines LaGuardia Airport,
5.00%, 1/1/27 (2) 6,000 6,162
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/34 (2) 2,115 2,185
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35 (2) 6,960 7,283
Onondaga County Trust for Cultural Resources, Syracuse
University Project, 4.00%, 12/1/41  1,900 1,890

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Onondaga County Trust for Cultural Resources, Syracuse
University Project, 4.00%, 12/1/49  6,000 5,733
Port Auth. of New York & New Jersey, Consolidated Bonds, 5.00%,
1/15/47 (2) 9,500 10,031
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 214, 4.00%, 9/1/43 (2) 1,375 1,332
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  3,180 3,185
207,452
NORTH CAROLINA 2.0%
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47 (2)(5) 7,615 8,254
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/35  705 670
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/39  1,020 934
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/44  1,490 1,299
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/49  705 598
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/40  3,955 3,966
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/45  9,280 9,240
North Carolina Municipal Power Agency #1, Catawba, Series A,
5.00%, 1/1/28  5,395 5,588
North Carolina Turnpike Auth., 5.00%, 1/1/40  7,660 8,009
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/34 (2) 1,515 1,643
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/35 (2) 705 761
Union County, Series C, GO, 2.50%, 9/1/37  4,590 3,867
Union County, Series C, GO, 2.50%, 9/1/38  4,000 3,294
48,123
OHIO 2.4%
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/37  1,835 1,829
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/38  1,230 1,214
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/39  2,470 2,419
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  22,115 20,554
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/40  215 210
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/41  245 237

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/46  530 477
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/51  705 623
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  3,395 3,453
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  2,425 2,461
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/44  2,855 2,718
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  3,945 3,700
Hamilton County, Life Enriching Communities, 5.00%, 1/1/36  1,060 1,029
Hamilton County, Life Enriching Communities, 5.00%, 1/1/46  2,960 2,665
Hamilton County, Life Enriching Communities, Series A, 5.00%,
1/1/52  705 617
Ohio, Series A, 5.00%, 1/15/50  5,640 5,830
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  1,375 1,296
Ohio Air Quality Dev. Auth., Pratt Paper, 4.25%, 1/15/38 (1)(2) 400 396
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48 (1)(2) 1,090 1,050
Ohio Higher Ed. Fac. Commission, Cleveland Clinic, Series B-4,
VRDN, 4.43%, 1/1/43  3,250 3,250
56,028
OKLAHOMA 0.2%
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.00%,
4/1/33 (8)(9) 705 352
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.875%,
4/1/30 (8)(9) 175 87
Oklahoma DFA, OU Medicine Project, Series B, 5.25%, 8/15/48  1,115 1,082
Oklahoma Turnpike Auth., Series C, 5.00%, 1/1/47  915 950
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,640 1,596
4,067
OREGON 0.5%
Oregon Fac. Auth., Legacy Health, Series A, 5.00%, 6/1/46  2,595 2,637
Oregon Fac. Auth., Legacy Health, Series A, 5.00%, 6/1/52  2,175 2,244
Oregon Fac. Auth., Legacy Health, Series B, 5.00%, 6/1/30  1,700 1,866
Port of Portland Airport, Series 24B, 5.00%, 7/1/42 (2) 2,115 2,158
Port of Portland Airport, Series A, 4.00%, 7/1/39 (2) 3,525 3,457
12,362
PENNSYLVANIA 2.4%
Chester County IDA, 4.00%, 12/1/46  1,605 1,567
Chester County IDA, 4.00%, 12/1/51  1,520 1,463
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/40 (1) 3,035 2,492
Doylestown Hosp. Auth., Doylestown Hosp., Series A, 5.00%,
7/1/49  2,600 2,221
Franklin County IDA, Menno Haven, 5.00%, 12/1/38  705 615

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series A, 5.00%, 9/1/34  1,940 2,063
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series A, 5.00%, 9/1/37  1,760 1,841
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/45 (Prerefunded 1/15/25) (4) 3,010 3,096
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (2) 2,500 2,508
Pennsylvania Economic DFA, The Penndot Major Bridges Package
One Project, 5.50%, 6/30/39 (2) 2,250 2,516
Pennsylvania Economic DFA, The Penndot Major Bridges Package
One Project, 5.75%, 6/30/48 (2) 3,935 4,360
Pennsylvania Economic DFA, The Penndot Major Bridges Package
One Project, 6.00%, 6/30/61 (2) 6,520 7,274
Pennsylvania Economic DFA, Waste Management, VRDN, 3.875%,
8/1/45 (Tender 11/1/23) (2) 1,900 1,900
Pennsylvania Higher EFA, Thomas Jefferson Univ., Series A,
5.00%, 9/1/39  1,060 1,075
Pennsylvania Higher EFA, Univ. of Pennsylvania, Series A, 4.00%,
8/15/43  2,290 2,234
Philadelphia Auth. for Ind. Dev., Saint Josephs Univ., 5.25%,
11/1/52  3,565 3,783
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/34  5,410 5,531
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44  4,370 4,585
Southcentral Pennsylvania General Auth., Wellspan Health,
Series E, VRDN, 4.45%, 6/1/35  1,400 1,400
State Public School Building Auth., Series A, 5.00%, 6/1/32 (5) 3,525 3,691
56,215
PUERTO RICO 3.5%
Puerto Rico Commonwealth, VR, GO, 11/1/51 (8)(11) 2,400 1,227
Puerto Rico Commonwealth, VR, GO, 11/1/43 (11) 3,476 1,781
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 4.00%, 7/1/42 (1) 2,285 2,008
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/25 (1) 315 320
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/33 (1) 1,050 1,072
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 4.00%, 7/1/42 (1) 3,525 3,097
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 5.00%, 7/1/25 (1) 1,165 1,183
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 5.00%, 7/1/33 (1) 4,935 5,045
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28 (1) 1,205 1,240
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (1) 2,915 2,951

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (1) 5,250 5,284
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/42 (1) 1,890 1,660
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29 (1) 2,225 2,296
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (1) 1,200 1,207
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  198 191
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,569 956
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,219 1,156
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  1,095 1,012
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  2,265 2,030
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  1,278 1,097
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  4,672 4,778
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  8,662 9,103
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,324 1,415
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  3,227 3,516
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (8)(12) 35 13
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (8)
(12) 60 22
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27 (8)
(12) 475 177
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (8)
(12) 130 48
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (8)(12) 170 63
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (8)(12) 660 246
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (8)(12) 215 80
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (8)(12) 260 97
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (8)(12) 1,575 587
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (8)(12) 500 186
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (8)
(12) 680 253
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (8)
(12) 165 61
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (8)
(12) 140 52

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (8)(12) 60 22
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (8)(12) 160 60
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (8)(12) 125 47
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (8)(12) 40 15
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (8)(12) 70 26
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (8)(12) 55 20
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (8)(12) 525 196
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (8)(12) 120 45
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (8)(12) 60 22
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,540 1,489
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  12,436 11,777
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  961 935
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,729 3,183
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  1,940 1,383
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  3,960 2,570
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  9,095 2,594
81,894
RHODE ISLAND 0.0%
Central Falls Detention Fac., 7.25%, 7/15/35 (8)(9) 490 88
88
SOUTH CAROLINA 0.9%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  1,697 935
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  3,686 928
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  5,292 648
Patriots Energy Group Fin. Agency, Series A, VRDN, 4.00%,
10/1/48 (Tender 2/1/24)  3,525 3,528
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  1,355 1,280
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  1,530 1,598
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/36  3,525 3,661
South Carolina Public Service Auth., Series A, 4.00%, 12/1/36  4,000 4,005
South Carolina Public Service Auth., Series B, 5.00%, 12/1/51  3,525 3,628
20,211
TENNESSEE 1.3%
Blount County Health & Ed. Fac. Board, Asbury, Series A, 5.00%,
1/1/47 (8)(9) 2,750 1,375

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  2,290 2,397
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  1,985 2,063
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  1,090 1,117
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/46  9,330 9,486
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/44 (2) 2,115 2,210
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/54 (2) 3,455 3,565
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52 (2) 4,530 4,958
Public Building Auth. of Sevier County, Public Improvement,
Series VII, VRDN, 4.45%, 3/1/49  3,050 3,050
30,221
TEXAS 7.1%
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/47  1,780 1,895
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/52  5,155 5,451
Austin Airport, Series B, 5.00%, 11/15/41 (2) 950 963
Austin Airport, Series B, 5.00%, 11/15/44 (2) 3,525 3,646
Austin Airport System Revenue, 5.00%, 11/15/43 (2) 1,000 1,055
Austin Airport System Revenue, 5.25%, 11/15/47 (2) 1,555 1,669
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  915 935
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  740 734
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/28  395 406
Central Texas Regional Mobility Auth., Series B, 4.00%, 1/1/51  3,440 3,129
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/46  6,300 6,598
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 6.125%, 8/15/48  3,000 3,018
Dallas Area Rapid Transit, Series B, 5.00%, 12/1/47  3,530 3,791
Dallas Hotel Occupancy Tax, 4.00%, 8/15/29  1,765 1,786
Dallas Hotel Occupancy Tax, 4.00%, 8/15/30  1,965 1,986
Dallas Hotel Occupancy Tax, 4.00%, 8/15/31  1,005 1,014
Dallas Hotel Occupancy Tax, 4.00%, 8/15/32  800 805
Dallas Hotel Occupancy Tax, 4.00%, 8/15/33  800 805
Dallas/Fort Worth Int'l. Airport, Series A, 5.25%, 11/1/30 (2) 4,255 4,263
Grand Parkway Transportation, Grand Parkway System, 4.00%,
10/1/49 (5) 4,850 4,773
Harris County Cultural Ed. Fac. Fin., Brazos Presbyterian Homes,
Series B, 6.375%, 1/1/33  100 100
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  465 501
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/33  4,635 4,963

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Houston Airport, Series A, 4.00%, 7/1/46 (2) 2,620 2,455
Houston Airport, Series A, 5.00%, 7/1/36 (2) 775 814
Houston Airport, Series A, 5.00%, 7/1/37 (2) 1,495 1,560
Houston Airport, Series A, 5.00%, 7/1/41 (2) 2,290 2,364
Houston Airport, Series A, 5.25%, 7/1/42 (2)(5) 5,000 5,456
Houston Airport, Series A, 5.25%, 7/1/43 (2)(5) 1,550 1,683
Houston Airport, Series B-1, 5.00%, 7/15/35 (2) 1,760 1,763
Houston Airport, Series C, 5.00%, 7/1/31 (2) 2,115 2,249
Houston Airport, Series C, 5.00%, 7/1/32 (2) 2,645 2,812
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/29  1,200 1,199
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/40  1,330 1,253
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (1)(2) 4,755 4,630
Montgomery County Toll Road Auth., 5.00%, 9/15/32  60 61
Montgomery County Toll Road Auth., 5.00%, 9/15/33  65 66
Montgomery County Toll Road Auth., 5.00%, 9/15/34  70 71
Montgomery County Toll Road Auth., 5.00%, 9/15/35  475 483
Montgomery County Toll Road Auth., 5.00%, 9/15/36  525 532
Montgomery County Toll Road Auth., 5.00%, 9/15/38  290 292
Montgomery County Toll Road Auth., 5.00%, 9/15/43  855 858
Montgomery County Toll Road Auth., 5.00%, 9/15/48  2,485 2,479
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/24 (13) 295 298
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/35 (Prerefunded 4/1/25) (4) 295 303
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (4) 1,460 1,501
New Hope Cultural Ed. Fac. Fin., Exchange Buckingham Senior
Living, VR, 2.00%, 11/15/61 (2.00% PIK) (7)(8) 818 328
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  195 182
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/35  705 639
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  1,210 968
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/37  3,525 3,685
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39  5,260 5,409
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/40  7,100 7,685
Permanent University Fund - Univ. of Texas System, Series 2022A,
4.00%, 7/1/42  3,600 3,572
San Antonio Water System, Series A, VRDN, 2.625%, 5/1/49
(Tender 5/1/24)  1,585 1,568
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  415 421

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  780 782
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  865 866
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  1,940 1,911
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
High School, Series A, 5.00%, 11/15/45 (8)(1 4) 1,680 —
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/41  2,045 2,105
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/47  8,460 8,643
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  360 374
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/45 (2) 2,470 2,475
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/50 (2) 4,510 4,513
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/55 (2) 1,440 1,438
Texas Private Activity Bond Surface Transportation, Segment 3C
Project, 5.00%, 6/30/58 (2) 12,770 12,893
Texas Transportation Commission, Series A, 5.00%, 8/15/39  4,155 4,440
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/37  7,850 7,921
Texas Transportation Commission, First Tier Toll, State Highway,
5.00%, 8/1/57  3,990 4,020
166,306
UTAH 1.6%
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (2) 5,000 5,124
Salt Lake City Airport, Series A, 5.00%, 7/1/47 (2) 17,690 18,001
Salt Lake City Airport, Series A, 5.00%, 7/1/51 (2) 7,000 7,277
Salt Lake City Airport, Series A, 5.25%, 7/1/53 (2)(6) 3,000 3,210
Salt Lake City Airport, Series A, 5.50%, 7/1/53 (2)(6) 4,150 4,573
38,185
VIRGINIA 4.5%
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  2,285 2,048
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/41 (5) 3,035 3,118
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  5,150 5,217
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51  2,165 2,187
Fairfax County, Series A, GO, 2.00%, 10/1/41  5,625 4,011
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/31  1,410 1,480

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/44  3,525 3,552
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/31 (Prerefunded 6/15/25) (4) 3,265 3,366
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/47  5,755 6,362
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57 (Prerefunded 1/1/28) (4) 5,000 5,587
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.00%, 7/1/60  2,470 2,647
Newport News City, Virginia Water Revenue, Series 2021, 2.00%,
7/15/37  3,080 2,397
Newport News City, Virginia Water Revenue, Series 2021, 2.00%,
7/15/38  3,075 2,334
Newport News City, Virginia Water Revenue, Series 2021, 2.00%,
7/15/39  3,075 2,281
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN,
5.00%, 11/1/48 (Tender 11/1/28)  355 387
Roanoke Economic Dev. Auth., Carilion Clinic Obligated Group,
Series A, 4.00%, 7/1/51  1,000 947
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  1,460 1,501
Univ. of Virginia, Series A, 5.00%, 4/1/47  6,420 6,743
Virginia College Building Auth., Public Higher Ed. Financing
Program, Series A, 4.00%, 9/1/43  4,360 4,317
Virginia Housing Dev. Auth., Series G, 5.15%, 11/1/52  1,150 1,189
Virginia Housing Dev. Auth., Series G, 5.25%, 11/1/57  1,995 2,075
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37 (2) 8,890 8,634
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38 (2) 4,415 4,198
Virginia Small Business Fin. Auth., I-495 Hot Lanes Project, 5.00%,
12/31/47 (2) 5,720 5,895
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/42 (2) 1,045 970
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/48 (2) 2,650 2,365
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (2) 705 712
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (2) 7,800 7,869
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (2) 7,720 7,774
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.125%, 7/1/58 (5) 3,945 3,786
105,949

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
WASHINGTON 1.4%
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/33  1,060 1,211
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/34  1,270 1,448
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/36  1,695 1,898
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/37  1,620 1,799
Port of Seattle, Intermediate Lien, 5.00%, 8/1/33 (2) 3,000 3,339
Washington, Series C, GO, 5.00%, 2/1/36  9,700 10,987
Washington, Series E, GO, 5.00%, 6/1/43  3,910 4,299
Washington, Series F, GO, 5.00%, 6/1/39  730 812
Washington State Convention Center Public Fac. Dist., Green
Notes, 4.00%, 7/1/31  2,625 2,528
Washington State Housing Fin. Commission, Social Certificates,
Series 2021-1, Class A, 3.50%, 12/20/35  3,278 3,028
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (1) 3,525 2,634
33,983
WEST VIRGINIA 0.1%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (1) 325 334
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (1) 325 334
West Virginia Economic Dev. Auth., Series RE, VRDN, 4.70%,
4/1/36 (Tender 6/17/26) (2) 1,150 1,151
1,819
WISCONSIN 0.8%
PFA, 5.00%, 4/1/40 (Prerefunded 4/1/30) (1)(4) 25 28
PFA, 5.00%, 4/1/50 (Prerefunded 4/1/30) (1)(4) 35 40
PFA, Series A-1, 5.375%, 7/1/47 (3) 4,880 5,358
PFA, Unrefunded Balance, 5.00%, 4/1/40 (1) 375 366
PFA, Unrefunded Balance, 5.00%, 4/1/50 (1) 670 621
Wisconsin HEFA, Saint John's Communities, Series A, 5.00%,
9/15/50 (Prerefunded 9/15/23) (4) 980 982
Wisconsin PFA, Celanese, Series A, 5.00%, 1/1/24 (2) 1,230 1,234
Wisconsin PFA, Celanese, Series B, 5.00%, 12/1/25 (2) 705 718
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/42  1,205 1,225
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/52  1,465 1,454
Wisconsin PFA, Searstone Retirement Community, Series A,
5.00%, 6/1/52 (1) 2,570 2,085
Wisconsin PFA, Southminster, 5.00%, 10/1/43 (1) 2,325 2,057
Wisconsin PFA, Southminster, 5.00%, 10/1/48 (1) 705 603
Wisconsin PFA, Southminster, 5.00%, 10/1/53 (1) 740 618

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Wisconsin PFA, Univ. of Hawaii Foundation Project, Series A-1,
4.00%, 7/1/61 (1) 1,165 849
18,238
Total Municipal Securities (Cost $2,420,267) 2,317,878
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily, Class A, 2.046%, 6/25/38  4,222 3,089
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$4,356) 3,089
Total Investments in Securities 98.5%
(Cost $2,424,623) $ 2,320,967
Other Assets Less Liabilities 1.5% 35,274
Net Assets 100.0% $ 2,356,241
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$123,204 and represents 5.2% of net assets.
(2) Interest subject to alternative minimum tax.
(3) Insured by Build America Mutual Assurance Company
(4) Prerefunded date is used in determining portfolio maturity.
(5) Insured by Assured Guaranty Municipal Corporation
(6) When-issued security
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Non-income producing
(9) Security is in default or has failed to make a scheduled interest and/or principal payment.
(10) Insured by National Public Finance Guarantee Corporation
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Escrowed to maturity
(14) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority

T. ROWE PRICE Summit Municipal Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
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DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SOFR Secured overnight financing rate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Summit Municipal Income Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Summit Municipal Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Summit Municipal Income Fund

Valuation Inputs   On July 31, 2023, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F84-054Q3 07/23